Condensed Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income/loss	$ 376,699	$ 118,282	$ 584,394	$ 10,641
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	89,961	95,890
Non-cash lease expense - right-of-use asset	45,289	43,133
Changes in operating assets and liabilities:
Accounts receivable	(653,191)	137,964	671,730	(756,095)
Work in process Inventory			7,584	(19,241)
Sales Demo Inventory			396,050	(786,414)
Employee Cash Advances			(3,000)
Equipment Parts Inventory	133,076	(188,632)	(41,793)	(690,069)
Finished Goods Inventory			19,535	(181,453)
Other assets	(1,406)
Inventory	133,076	(188,632)	(41,793)	(690,069)
Deferred revenue	414,659	(582,295)
Accounts payable and sales tax payable	88,547	(49,710)	(636,147)	50,476
Unearned product Revenues				779,128
Operating lease liability	(45,289)	(43,133)	312,901	225,054
Sales tax payable				12,665
Net Cash Provided By (Used In) Operating Activities	182,193	(91,237)	1,311,254	(1,328,899)
CASH FLOWS FROM INVESTING ACTIVITIES:
Depreciation and amortization			160,117	26,409
Purchase of Machinery & Equipment			(9,670)	(794,945)
Purchase of Vehicles			(9,989)	(9,989)
Purchase of Office & Computer Equipment			(39,449)	(39,449)
Purchase of R&D Equipment			(31,053)	(31,053)
Purchase of Intangible assets			(219,795)	(3,184,280)
Accumulated Amortization			236,130
Operating lease right-of-use			(303,459)	(196,299)
Cash outlay for fixed assets	0	0
Cash outlay for intangible assets	(4,195)	(2,995)
Net Cash Used In Investing Activities	(4,195)	(2,995)	(136,677)	(4,256,015)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Notes			(665,084)	(926,768)
Proceeds from (repayment of) PPP loans	(65,550)	198,750	118,578	198,750
Deferred Lease Liability			(28,755)
Dividents paid			(310,280)
Proceeds from Sale of Common Stock				4,786,110
Proceeds from (repayment of) loan payable - related party	(261,684)	(50,459)
Net Cash (Used In) Provided by Financing Activities	(327,234)	148,291	(885,541)	5,911,628
Net Change in Cash	(149,236)	54,059	0	0
Cash - Beginning of period	615,749	326,714	326,714	326,714
Cash - End of period	466,513	380,772	615,749	326,714
Cash Paid During the Quarter for:
Interest	$ 4,408	$ 16,241	49,351	43,300
Income taxes			15,456	68
ICT Investments Loan:Note 2			(428,243)	(689,937)
ICT Investments Loan:Note 2			(236,841)	(236,841)
Total			$ (665,084)	$ (926,778)